Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net earnings from continuing operations	$ 2,272	$ 3,011
Net earnings from discontinued operations	226	29
Net earnings attributable to common shareholders - basic	$ 2,498	$ 3,040
Dividends declared per common share (in dollars) (CAD Per Share)	$ 3.33	$ 3.17
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (millions) (in shares)	904,300,000	900,800,000
Assumed exercise of stock options (in shares)	100,000	600,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	904,400,000	901,400,000
Shares excluded from calculation of earnings per share (in shares)	10,783,936	61,170